PIMCO Equity Series

Supplement dated November 20, 2025 to the PIMCO Equity Series Prospectus (the “Prospectus”)

dated October 31, 2025, as supplemented from time to time

Disclosure Related to the PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the PIMCO RAE Emerging Markets Fund is jointly and primarily managed by Robert D. Arnott and Jim Masturzo. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly and primarily managed by Rob Arnott and Jim Masturzo. Mr. Arnott is Chairman and Founder of Research Affiliates. Mr. Masturzo is the Chief Investment Officer of Research Affiliates. Mr. Arnott has managed the Fund since its inception in June 2015. Mr. Masturzo has managed the Fund since November 2025.

Effective immediately, the PIMCO RAE Global ex-US Fund is jointly and primarily managed by Robert D. Arnott and Jim Masturzo. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly and primarily managed by Rob Arnott and Jim Masturzo. Mr. Arnott is Chairman and Founder of Research Affiliates. Mr. Masturzo is the Chief Investment Officer of Research Affiliates. Mr. Arnott has managed the Fund since its inception in June 2015. Mr. Masturzo has managed the Fund since November 2025.

Effective immediately, the PIMCO RAE International Fund is jointly and primarily managed by Robert D. Arnott and Jim Masturzo. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly and primarily managed by Rob Arnott and Jim Masturzo. Mr. Arnott is Chairman and Founder of Research Affiliates. Mr. Masturzo is the Chief Investment Officer of Research Affiliates. Mr. Arnott has managed the Fund since its inception in June 2015. Mr. Masturzo has managed the Fund since November 2025.

Effective immediately, the PIMCO RAE US Fund is jointly and primarily managed by Robert D. Arnott and Jim Masturzo. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly and primarily managed by Rob Arnott and Jim Masturzo. Mr. Arnott is Chairman and Founder of Research Affiliates. Mr. Masturzo is the Chief Investment Officer of Research Affiliates. Mr. Arnott has managed the Fund since its inception in June 2015. Mr. Masturzo has managed the Fund since November 2025.

Effective immediately, the PIMCO RAE US Small Fund is jointly and primarily managed by Robert D. Arnott and Jim Masturzo. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly and primarily managed by Rob Arnott and Jim Masturzo. Mr. Arnott is Chairman and Founder of Research Affiliates. Mr. Masturzo is the Chief Investment Officer of Research Affiliates. Mr. Arnott has managed the Fund since its inception in June 2015. Mr. Masturzo has managed the Fund since November 2025.

In addition, effective immediately, disclosure concerning the Fund’s portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO RAE Emerging Markets Fund PIMCO RAE Global ex-US Fund PIMCO RAE International Fund PIMCO RAE US Fund PIMCO RAE US Small Fund	Rob Arnott	06/15* 06/15* 06/15* 06/15* 06/15*	Chairman and Founder, Research Affiliates, since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P. until April 2004. He joined First Quadrant in April 1988.

PIMCO RAE Emerging Markets Fund PIMCO RAE Global ex-US Fund PIMCO RAE International Fund PIMCO RAE US Fund PIMCO RAE US Small Fund	Jim Masturzo	11/25 11/25 11/25 11/25 11/25

Chief Investment Officer, Research Affiliates, since August 2025. Previously at Research Affiliates, Mr. Masturzo served as Chief Investment Officer of Multi-Asset Strategies and was responsible for the firm’s tactical asset allocation and cross-asset portfolios since July 2021. Previously, Mr. Masturzo was a Portfolio Performance & Risk Analytics Specialist at Bloomberg until June 2013. He joined Bloomberg in August 2010.

PIMCO Dividend and Income Fund(1)	Erin Browne	11/21

Managing Director, PIMCO. Ms. Browne is a portfolio manager in the Newport Beach office focusing on multi-asset strategies. In her role, she works with PIMCO’s asset allocation team and with portfolio managers across asset classes and sectors globally. Prior to joining PIMCO in 2018, Ms. Browne was a managing director and head of asset allocation at UBS Asset Management, helping to drive the firm’s macro research, capital market assumptions, tactical asset allocation and strategic asset allocation views across asset classes. Previously, she was head of macro investments at UBS O’Connor, a multi-strategy hedge fund manager, and a global macro portfolio manager at Point72 Asset Management. Ms. Browne has also held roles at Citigroup, Moore Capital Management and Neuberger Berman, and she began her career at Lehman Brothers. She has investment experience since 2002 and holds a bachelor’s degree in economics from Georgetown University.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Dividend and Income Fund(1)	Daniel J. Ivascyn	10/13

Group Chief Investment Officer and Managing Director, PIMCO. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group, as well as T. Rowe Price and Fidelity Investments. He has investment experience since 1992 and holds an MBS in analytic finance from the University of Chicago Graduate School of Business and a bachelor’s degree in economics for Occidental College.

PIMCO Dividend and Income Fund(1)	Alfred Murata	10/13

Managing Director, PIMCO. Mr. Murata is a portfolio manager focusing on mortgage- and asset-backed securities. Prior to joining PIMCO in 2001, he researched and implemented exotic equity and interest rate derivatives at Nikko Financial Technologies.

PIMCO Dividend and Income Fund(1)	Emmanuel S. Sharef	11/21

Executive Vice President, PIMCO. Dr. Sharef is an executive vice president and portfolio manager in the Newport Beach office, focused on asset allocation and multi-real-asset strategies and the residential real estate market. He is a member of the Americas Portfolio Committee and has served as a rotating member of the Investment Committee. Prior to joining PIMCO in 2011, he worked in the mortgage credit strategists group at Morgan Stanley. He has investment and financial services experience since 2008 and holds a Ph.D. in operations research from Cornell University, specializing in statistics and biometrics. He received an undergraduate degree from Princeton University.

*	Inception of the Fund.
[1]	Ms. Browne and Dr. Sharef are responsible for equity investments and overall asset allocation decisions. Messrs. Ivascyn and Murata are responsible for fixed income investments.

Investors Should Retain This Supplement for Future Reference

PES_SUPP1_112025

PIMCO Equity Series

Supplement dated November 20, 2025 to the Statement of Additional Information (the “SAI”)

dated October 31, 2025, as supplemented from time to time

Disclosure Related to the PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, each of the PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund is jointly and primarily managed by Robert D. Arnott and Jim Masturzo.

Accordingly, effective immediately, the following sentence is added to the end of the paragraph in the subsection “Portfolio Managers—Other Accounts Managed” in the SAI:

Effective November 20, 2025, each of the PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund is jointly and primarily managed by Robert D. Arnott and Jim Masturzo.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI and the following is added:

	Total Number of Accounts	Total Assets of All Accounts (in $millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Masturzo*
Registered Investment Companies	6	$15,146.92	0	$0.00
Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

*

Effective November 20, 2025, Mr. Masturzo co-manages the PIMCO RAE Emerging Markets Fund ($2,498.9 million), PIMCO RAE Global ex-US Fund ($116.4 million), PIMCO RAE International Fund ($511.1 million), PIMCO RAE US Fund ($1,382.1 million) and PIMCO RAE US Small Fund ($2,724 million). Information for Mr. Masturzo is as of October 31, 2025.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Masturzo*	PIMCO RAE Emerging Markets Fund	None
	PIMCO RAE Global ex-US Fund	None
	PIMCO RAE International Fund	None
	PIMCO RAE US Fund	None
	PIMCO RAE US Small Fund	None

*

Effective November 20, 2025, Mr. Masturzo co-manages the PIMCO RAE Emerging Markets Fund, PIMCO RAE Global ex-US Fund, PIMCO RAE International Fund, PIMCO RAE US Fund and PIMCO RAE US Small Fund. Information for Mr. Masturzo is as of November 18, 2025.

Investors Should Retain This Supplement for Future Reference

PES_SUPP2_112025